Income and expenses	12 Months Ended
Dec. 31, 2023
Income and expenses
Income and expenses

22Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	15,451	53,748	21,151	90,350	—	90,350
Americas other than USA	488	5,673	888	7,049	—	7,049
Europe (without Belgium) & Africa	17,708	34,082	78,686	130,476	—	130,476
Belgium	130	1,155	6,980	8,265	—	8,265
Asia Pacific	10,665	6,718	2,605	19,988	—	19,988
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	44,442	—	—	44,442	—	44,442
Software revenue (medical)	—	31,700	—	31,700	—	31,700
Medical devices and services	—	69,676	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Other	—	—	—	—	—	—
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	14,844	73,750	105,205	193,799	—	193,799
Goods/Services transferred over time	29,598	27,626	5,105	62,329	—	62,329
Total revenue from contracts with customers	44,442	101,376	110,310	256,127	—	256,127

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	14,946	45,929	18,505	79,380	—	79,380
Americas other than USA	523	5,752	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	17,148	24,468	76,116	117,731	—	117,731
Belgium	247	1,003	6,158	7,408	—	7,408
Asia Pacific	10,825	7,694	1,441	19,960	—	19,960
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	43,688	—	—	43,688	—	43,688
Software revenue (medical)	—	27,074	—	27,074	—	27,074
Medical devices and services	—	57,772	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	16,067	61,884	98,580	176,531	—	176,531
Goods/Services transferred over time	27,621	22,962	4,909	55,492	—	55,492
Total revenue from contracts with customers	43,688	84,846	103,489	232,023	—	232,023

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2023	2022	2021
Software revenue (non-medical)	44,442	43,688	42,902
Software revenue (medical)	31,700	27,074	22,887
Medical devices and services	69,676	57,772	50,481
Manufacturing	110,310	103,489	89,180
Total	256,127	232,023	205,450

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2023	2022	2021
Trade receivables, included in ‘trade and other receivables’	53,505	51,443	42,814
Contract assets / contracts in progress	637	643	495
Contract liabilities / deferred income / advances received on contracts	50,390	50,065	39,324

We refer to Note 18 for a detail of the deferred income. Note 18 includes a split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2023 that was included in the contract liability at the beginning of the year amounts to K€41,721.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

●	Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
●	Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front resulting in a deferred income balance.
●	Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue constraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
●	Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales includes the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(53,747)	(51,597)	(38,691)
Amortization and depreciation	(11,298)	(11,174)	(11,296)
Payroll expenses	(46,678)	(42,718)	(38,499)
Work in Progress	727	2,234	1,208
Total	(110,996)	(103,255)	(87,278)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(4,759)	(5,930)	(3,770)
Amortization and depreciation	(1,459)	(1,454)	(1,821)
Payroll expenses	(31,900)	(30,184)	(21,300)
Other	20	—	—
Total	(38,098)	(37,568)	(26,891)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(10,437)	(11,802)	(6,704)
Amortization and depreciation	(2,285)	(2,541)	(1,892)
Payroll expenses	(45,100)	(47,782)	(40,555)
Total	(57,822)	(62,125)	(49,151)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Purchase of goods and services	(7,211)	(6,240)	(11,248)
Amortization and depreciation	(2,361)	(1,710)	(2,987)
Payroll expenses	(27,496)	(27,193)	(19,080)
Total	(37,068)	(35,143)	(33,315)

22.6 Net other operating income

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2023	2022	2021
Government grants	4,853	4,932	4,466
Amortization intangibles purchase price allocation	(4,012)	(5,146)	(2,521)
Allowance for doubtful debtors	(448)	390	(58)
Capitalized expenses (asset construction)	—	—	223
Tax credits	1,360	887	746
Arbitration settlement	(5,189)	—	—
Impairment of intangible assets (Note 6) and PP&E (Note 7)	(3,054)	—	(177)
Impairment of goodwill (Note 5)	(1,175)	—	—
Indemnity fee from commercial agreement	—	506	—
COVID support Germany	—	681	—
Other	1,141	946	723
Total	(6,524)	3,196	3,402

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

In May 2023, the Belgian Center for Arbitration and Mediation issued a decision in the arbitration proceedings filed by ZimmerBiomet against Materialise, pursuant to which we were ordered to pay an amount of € 5.2 million, including interests, to ZimmerBiomet.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2023, 2022 and 2021:

	For the year ended December 31
in 000€	2023	2022	2021
Short-term employee benefits	(117,443)	(115,169)	(93,850)
Social security expenses	(19,430)	(19,002)	(17,076)
Expenses defined contribution plans	(1,586)	(1,463)	(1,250)
Other employee expenses	(12,715)	(12,241)	(7,259)
Total	(151,174)	(147,875)	(119,435)
Total registered employees at the end of the period	2,437	2,439	2,332

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Interest expense	(1,751)	(2,047)	(2,435)
Foreign exchange losses	(1,770)	(1,645)	(1,258)
Other financial expenses	(344)	(728)	(408)
Total	(3,865)	(4,420)	(4,101)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2023	2022	2021
Interest income	4,450	1,332	658
Foreign exchange gains	563	4,778	4,904
Other finance income	6	4	58
Total	5,019	6,114	5,620

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2023, 2022 and 2021:

	As of December 31,
in 000€	2023	2022	2021
Current income tax	(2,355)	(2,000)	(1,252)
Deferred income taxes	2,277	1,025	661
Total income taxes for the period	(78)	(975)	(591)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2023, 2022 and 2021:

	Asset/(liability)			Income/(expense)
in 000€	2023	2022	2021	2023	2022	2021
Tax losses, patent and innovation income deduction, and other tax credits	3,199	3,134	2,162	—	—	—
Amortization development assets and other intangible assets	400	328	136	—	—	—
Depreciation property, plant & equipment	224	40	55	—	—	—
Leases	53	72	35	—	—	—
Other items	343	—	274	—	—	—
Total deferred tax assets	4,220	3,574	2,662	3,623	4,580	687
Property, plant & equipment	(569)	(274)	(850)	—	—	—
Intangible assets	(3,664)	(5,470)	(5,757)	—	—	—
Deferred income	(743)	(778)	—	—	—	—
Investment grants	(172)	(178)	(199)	—	—	—
Inventory valuation	—	—	—	—	—	—
Total deferred tax liabilities	(5,148)	(6,700)	(6,806)	(1,345)	(3,554)	(26)
Netting	1,422	2,388	2,435	—	—	—
Total deferred tax assets, net	2,797	1,186	227	—	—	—
Total deferred tax liabilities, net	(3,725)	(4,312)	(4,371)	—	—	—
Total deferred tax income (expense)	—	—	—	2,277	1,025	661

The Group has unused tax losses carried forward and Innovation Income Deduction of K€91,753 for 2023 (2022: K€87,558; 2021: K€48,648) of which K€46,533 for 2023 (2022: K€45,245; 2021: K€35,578) relating to Materialise NV.

Under the Belgian Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis.

With respect to the tax losses carried forward and Innovation Income Deductions carried forward we recognized at December 31, 2023 a deferred tax asset of € 0.1 million for Materialise NV (2022: € 0.2 million, 2021: € 0.0 million) and € 1.0 million for Materialise USA (2022: €1.6 million, 2021: € 0.0 million).

The deferred tax liability of K€5,148 as at December 31, 2023 mainly relates to the intangibles that have been recognized in connection with business combinations (mainly ACTech).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2023	2022	2021
Profit (loss) before taxes	6,772	(1,178)	13,736
Income tax at statutory rate of 25%	(1,693)	295	(3,432)
Effect of different local tax rate	(416)	39	12
Tax adjustments to the previous period	(63)	84	88
Non-deductible expenses	(324)	(431)	(354)
Research and development tax credits	203	177	398
Innovation income deduction	2,560	—	2,847
Non recognition of deferred tax asset	(1,815)	(1,706)	(407)
Recognition of previously unrecognized tax losses	1,186	548	—
Non-taxable income	450	406	350
Use of previous years’ tax losses and tax credits for which no deferred tax assets were recognized	—	243	163
Taxes on other basis	(232)	(149)	(71)
Other	66	(481)	(185)
Income tax benefit (expense) as reported in the consolidated income statement	(78)	(975)	(591)